Share-based Compensation Recognized in Consolidated Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	$ 61,801,912	$ 45,591,618	$ 66,503,134
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	879,413	976,822	1,504,092
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	57,119,416	40,272,194	26,037,349
Selling and Marketing Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	3,803,083	4,342,602	12,221,732
Net income (loss) from discontinued operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation			$ 26,739,961